Label	Element	Value
Guardian Core Plus Fixed Income VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Guardian Core Plus Fixed Income VIP Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks income and capital appreciation to produce a high total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table shows the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. The table does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy through which Fund shares are offered as an investment option. If those charges, fees or expenses were reflected, the fees and expenses would be higher. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the fee table or example below. For information about these charges, please refer to the applicable contract or policy prospectus.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund's performance. For the most recent fiscal year, the Fund's portfolio turnover rate was 198% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	198.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This Example does not reflect charges, fees or expenses that are, or may be, imposed under your variable annuity contract or variable life insurance policy, and would be higher if it did. The Example reflects contractual fee waivers and/or expense reimbursements only for the duration of the current commitment, if applicable.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of investment) in fixed income investments. The Fund may invest up to 20% of its net assets in high-yield fixed income investments (commonly referred to as "high yield" or "junk" bonds). The Fund currently intends to limit such investments to those, at the time of purchase, rated B-/B3 or higher by Moody's Investors Services, Inc., S&P Global Ratings or Fitch, Inc. (or comparably rated by another rating agency), or, if unrated, determined by

Lord, Abbett & Co. LLC, the Fund's subadviser (the "Subadviser"), to be of comparable quality. The Fund also may invest in fixed income investments issued by non-U.S. entities but denominated in U.S. dollars, and fixed income investment issued by non-U.S. entities and denominated in currencies other than the U.S. dollar.

The Fund generally invests in the following types of fixed income investments: securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities; mortgage-backed, mortgage-related, and other asset-backed securities; inflation-linked investments (e.g., Treasury Inflation-Protected Securities or "TIPS"); and senior loans, including bridge loans, novations, assignments, and participations.

The Fund may invest in derivatives, including futures, forwards, options, and swaps, for hedging and non-hedging purposes. The Fund may also invest in derivatives to seek to manage portfolio duration, as a substitute for holding, or to adjust exposure to, the underlying asset on which the derivative is based, or for cash management or portfolio management purposes. For example, the Fund may invest in or sell short U.S. Treasury futures, securities index futures (such as the Markit CMBX Index, a synthetic tradable index referencing a basket of commercial mortgage-backed securities), other futures, and/or currency forwards to adjust the Fund's related exposures or for other portfolio management reasons.

The Subadviser attempts to manage the Fund's interest rate risk through the Subadviser's management of the average duration of the investments the Fund holds in its portfolio. The Fund expects to maintain an average duration plus or minus two years of the bond market's duration, as measured by the Bloomberg US Aggregate Bond Index (which was approximately 6.26 years as of March 31, 2023).

The Subadviser buys and sells fixed income investments for the Fund using a relative value-oriented investment process, meaning the Subadviser generally seeks more investment exposure to fixed income investments that the Subadviser believes to be undervalued and less investment exposure to fixed income investments that the Subadviser believes to be overvalued. The Subadviser combines top-down and bottom-up analysis to construct its portfolio, using a blend of quantitative and fundamental research. As part of its top-down analysis, the Subadviser evaluates global economic conditions, including monetary, fiscal, and regulatory policy, as well as the political and geopolitical environment, in order to identify and assess opportunities and risks across different segments of the fixed income market. The Subadviser employs bottom-up analysis to identify and select securities for investment by the Fund based on in-depth company, industry, and market research and analysis. The Subadviser may actively rotate the Fund's sector exposure based on its assessment of relative value.

The Fund may sell a fixed income investment when the Subadviser believes the fixed income investment is less likely to benefit from the current market and economic environment, or shows signs of deteriorating fundamentals, among other reasons.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.guardianlife.com or by calling the phone number on the back of the Prospectus. Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below. If they were, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1 year, 5 year and since inception periods compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.guardianlife.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns (by calendar year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Variable annuity contract or variable life insurance policy fees, expenses and charges are not reflected in the returns shown in the bar chart and table below.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.28% (2nd Q 2020) Lowest Quarterly Return: -5.97% (2nd Q 2022)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.97%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Guardian Core Plus Fixed Income VIP Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund.
Guardian Core Plus Fixed Income VIP Fund | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The financial and securities markets are very volatile and may be affected by political, regulatory, social, economic, and other global market developments and disruptions, including those arising out of geopolitical events, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), natural disasters, terrorism, and governmental or quasi-governmental actions. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. Such changes may be rapid and unpredictable. These events may negatively affect issuers, industries and markets worldwide and adversely affect the Fund and its investments. The price, value or liquidity of the Fund's investments may decline and will fluctuate, sometimes rapidly and unpredictably, in response to general market conditions or other factors. Different sectors of the fixed income market, issuers, and security types may react differently to such developments. The fixed income investments in which the Fund invests may underperform other segments of the fixed income market or the fixed income market as a whole. Although prices of fixed income investments tend to rise and fall less dramatically than those of equity securities, they may experience heightened volatility and limited liquidity during certain market and economic conditions.
Guardian Core Plus Fixed Income VIP Fund | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk. The Fund's investments may be adversely affected by a number of factors that directly relate to the issuer of securities held by the Fund, such as its earnings prospects and overall financial position. In addition, an issuer in which the Fund invests, or to which it has exposure, may perform poorly because of poor management decisions or other events, conditions, or factors, which could also negatively affect the Fund.
Guardian Core Plus Fixed Income VIP Fund | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Active Management Risk. The Fund is actively managed by the Manager. There is no guarantee that the Manager's investment techniques, risk analysis, and judgment implemented in making investment decisions for the Fund will be accurate or will produce the desired outcome. As a result, the Fund may be adversely affected and may underperform its benchmark index or funds with similar investment objectives. The Fund may actively and frequently trade portfolio securities, which may lead to higher transaction costs that may negatively affect the Fund's performance.
Guardian Core Plus Fixed Income VIP Fund | Credit Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. The Fund may lose money if the issuer or guarantor of a fixed income or debt instrument is unable or unwilling, or is perceived as unable or unwilling, to pay interest or repay principal on time or otherwise to honor its obligations. A fixed income or debt instrument held by the Fund may be adversely affected by changes in, or the market's perception of, the financial strength (or credit rating) of its issuer or guarantor or the credit rating of the instrument. Credit ratings may decrease rapidly and may not be an accurate assessment of liquidity or credit risk. Actual or perceived changes in economic, social, health, financial or political conditions in general or that affect a particular type of instrument, issuer, guarantor or counterparty can reduce the ability of the party to meet its obligations, which can affect the credit quality, liquidity and/or value of an instrument. The value of an instrument also may decline for reasons that relate directly to the issuer, guarantor or counterparty, such as management performance, financial leverage and reduced demand for goods and services.
Guardian Core Plus Fixed Income VIP Fund | Interest Rate Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. The value of the Fund's investments may decline because of a change in interest rates. The negative impact on fixed income and debt instruments from potential interest rate changes could be swift and significant, including falling market values, increased redemptions and reduced liquidity. The value of an instrument with a longer duration will be more sensitive to changes in interest rates than a similar instrument with a shorter duration. Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. The Fund may also be subject to heightened interest rate risk when the Federal Reserve raises interest rates. Duration is a measure of a bond price's sensitivity to a given change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if interest rates were to rise by one percentage point. In addition, the Fund is subject to the risk that the Fund's income will decline because of falling interest rates, including negative interest rates, if the Fund holds floating or variable rate debt securities or if an issuer fails to pay interest and principal in a timely manner.
Guardian Core Plus Fixed Income VIP Fund | Mortgage-Backed and Other Asset-Backed Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mortgage-Backed and Other Asset-Backed Securities Risk. Mortgage-backed and other asset-backed securities are subject to the risks associated with fixed income investments. The value of mortgage-backed and other asset-backed securities held by the Fund may be adversely affected by, among other things, changes or perceived changes in interest rates and may exhibit additional volatility during periods of rising interest rates as a result of extended duration. In addition, mortgage-backed and other asset-backed securities are subject to the risk that underlying obligations will be repaid sooner (known as "prepayment risk") or later (known as "extension risk") than expected because of changes in interest rates, either of which may result in lower than expected returns for the Fund. Because mortgage-backed securities are backed by mortgage loans, they also are subject to risks associated with the ownership of real estate and the real estate industry.
Guardian Core Plus Fixed Income VIP Fund | High-Yield Fixed Income Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	High-Yield Fixed Income Investment Risk. High-yield, below investment-grade and unrated fixed income investments may be less liquid and more volatile than investment-grade fixed income investments and are considered predominantly speculative with respect to their capacity to pay interest and principal. These investments may be particularly difficult to value accurately and sell at an advantageous price or time and may experience higher default rates than higher rated investments. In addition, high-yield fixed income investments may be particularly sensitive to credit risk and interest rate risk and may be adversely affected by, among other things, negative perceptions of high-yield investments generally and issuer-specific developments. In times of unusual or adverse market, economic or political conditions, these securities may experience higher than normal default rates.
Guardian Core Plus Fixed Income VIP Fund | Counterparty Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Certain investments or investment transactions are subject to the risk that the Fund's counterparty will become insolvent or otherwise be unwilling or unable to perform its obligations in a timely manner or at all. As a result, the Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed, which may result in a loss to the Fund.
Guardian Core Plus Fixed Income VIP Fund | Derivatives Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk. Derivatives are instruments whose value depends on (or is derived from) the value of an underlying security, asset, or other benchmark. Derivatives (including short exposures through derivatives) pose risks in addition to and greater than those associated with investing directly in or shorting securities or other investments, including potentially heightened liquidity and valuation risk and counterparty risk. In addition, certain derivatives result in leverage, which can result in losses substantially greater than the amount invested in the derivatives by the Fund.
Guardian Core Plus Fixed Income VIP Fund | Emerging Markets Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging Markets Risk. The risks associated with foreign investments are heightened for investments in emerging markets as emerging markets are considered to be less developed than developing countries. In particular, investments in emerging markets may present market, currency, liquidity, valuation, and other risks that are different from, or greater than, the risks of investing in developed foreign markets. Furthermore, investments in or exposure to emerging markets are generally subject to additional risks, including the risks associated with trading in smaller markets, lower volumes of trading, and being subject to lower levels of government regulation and less extensive and transparent accounting, auditing, recordkeeping, financial reporting and other requirements. Emerging markets may be especially volatile and securities transactions in emerging markets may be subject to delayed settlement.
Guardian Core Plus Fixed Income VIP Fund | Foreign Investment and Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Investment and Currency Risk. Foreign investments, or exposure to foreign markets, present greater risks than investing in securities of U.S. issuers. Foreign securities are particularly susceptible to liquidity and valuation risk and may be especially volatile. These investments are subject to additional risks, including: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions or developments could, among other things, adversely impact the value and liquidity of the Fund's foreign investments and the Fund's ability to invest in foreign investments. The Fund's foreign investments that are denominated in or provide exposure to a foreign currency may be negatively affected by a decline in the foreign currency's value relative to the U.S. dollar. The value of foreign currencies may fluctuate quickly and significantly. Foreign investments may also be subject to risk of loss because of more or less foreign government regulation, less public information, and less stringent investor protections and disclosure standards.
Guardian Core Plus Fixed Income VIP Fund | Forwards and Futures Contracts Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Forwards and Futures Contracts. Forwards and futures contracts are derivative contracts that obligate a purchaser to purchase, and a seller to sell, a specific amount of an asset (e.g., a currency or security) at a specified future date and price. In addition to the risks generally applicable to derivatives, these contracts are particularly subject to the risk of imperfect correlation between the change in market value of the asset underlying a contract of the asset held by the Fund being hedged and the price of the forward or futures contract, as well as losses caused by unanticipated market movements, which are potentially unlimited.
Guardian Core Plus Fixed Income VIP Fund | Inflation-Linked Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Inflation-Linked Investments Risk. Inflation-linked investments, including TIPS, tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation) and the principal and interest payments on such investments are adjusted periodically based on the inflation rate. The price of an inflation-linked investment generally decreases when real interest rates rise and increases when real interest rates fall and may be more volatile than other fixed income investments. During periods of deflation, the Fund may receive no income from such investments and the Fund's use of these investments may be unsuccessful. With respect to TIPS, the United States Treasury guarantees the repayment of the original bond principal upon maturity, as adjusted for inflation. For other inflation-lined investments that do not provide a similar guarantee, the adjusted principal value of the investment to be repaid at maturity is subject to credit risk.
Guardian Core Plus Fixed Income VIP Fund | Liquidity and Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity and Valuation Risk. The Fund's investments may be difficult to sell at a favorable time or price. To meet redemption requests or otherwise raise cash, the Fund may be forced to sell investments at a disadvantageous time and/or price. In addition, it may be difficult for the Fund to accurately value investments or purchase or sell investments within a reasonable time at the price at which it has been valued for purposes of the Fund's net asset value. Certain investments, including thinly-traded securities (generally defined as securities for which there is little or no trading in the secondary market), are particularly susceptible to liquidity and valuation risk. The Fund's fixed income investments may experience reduced liquidity as a result of the lack of an active market or limited dealer market-making capacity. Liquidity risk may be magnified during periods of rising interest rates or periods of significant shareholder redemptions.
Guardian Core Plus Fixed Income VIP Fund | Loan Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loan Risk. Investments in loans are particularly subject to, among other risks, credit risk, interest rate risk, and counterparty risk. The Fund's investments in loans can be difficult to value accurately and may be more susceptible to liquidity risk than fixed income (or debt) investments of similar credit quality and/or maturity. Investments or transactions in loans are often subject to long settlement periods (potentially longer than seven days), which could limit the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. As a result, the Fund may be forced to sell other, more desirable, liquid investments, sell illiquid investments at a loss or take other measures to raise cash. Loans often are rated below investment-grade and may be unrated and subject the Fund to the risk that the value of the collateral for the loan may be insufficient to cover the borrower's obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants (if any) more difficult for the Fund as legal action may have to go through the issuer of the participations. Investments in loans that lack or possess fewer or contingent contractual restrictive covenants are particularly susceptible to the risks associated with these investments. In addition, loans and other similar investments may not be considered "securities" and, as a result, the Fund may not be entitled to rely on the anti-fraud protections under the federal securities laws and instead may have to resort to state law and direct claims.
Guardian Core Plus Fixed Income VIP Fund | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk. An option is a derivative contract where, for a premium payment or fee, the purchaser of the option is given the right but not the obligation to buy (a call option) or sell (a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date or dates. In addition to the risks generally applicable to derivatives, the prices of options can be highly volatile and the Fund's use of options can lower total returns and may affect the Fund's portfolio turnover rate and the amount of brokerage commissions paid by the Fund.
Guardian Core Plus Fixed Income VIP Fund | Portfolio Turnover Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Portfolio Turnover Risk. To the extent the Fund engages in active trading, it may have high portfolio turnover. Frequent purchases and sales of portfolio investments may result in higher Fund expenses, such as higher brokerage fees or other transaction costs, which may negatively affect the Fund's performance.
Guardian Core Plus Fixed Income VIP Fund | Quantitative Model Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Quantitative Model Risk. There is no guarantee that the quantitative models used by the Subadviser, and the investments selected based on the models, will produce the desired results. Investments selected using quantitative models may not produce the intended results due to the factors and/or assumptions used in the models, the weight placed on each factor and/or assumption in the models, changing sources of market return, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).
Guardian Core Plus Fixed Income VIP Fund | Sovereign Debt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Sovereign Debt Risk. The debt securities issued by sovereign entities may decline as a result of default or other adverse credit event resulting from a sovereign debtor's unwillingness or inability to repay principal and pay interest in a timely manner, which may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. Sovereign debt risk is increased for emerging market issuers.
Guardian Core Plus Fixed Income VIP Fund | Swaps Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Swaps Risk. Swap agreements are derivatives contracts where the parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. In addition to the risks generally applicable to derivatives, risks associated with swap agreements include adverse changes in the returns of the underlying instruments, failure of the counterparties to perform under the agreement's terms and the possible lack of liquidity with respect to the agreements.
Guardian Core Plus Fixed Income VIP Fund | U.S. Government Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	U.S. Government Securities Risk. U.S. government securities may or may not be backed by the full faith and credit of the U.S. government and are subject to the risks associated with fixed income investments, particularly interest rate risk and credit risk. The Fund is subject to the risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
Guardian Core Plus Fixed Income VIP Fund | Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.01%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Guardian Core Plus Fixed Income VIP Fund | Guardian Core Plus Fixed Income VIP Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2017	rr_AnnualReturn2017	3.60%
Annual Return 2018	rr_AnnualReturn2018	(1.29%)
Annual Return 2019	rr_AnnualReturn2019	8.34%
Annual Return 2020	rr_AnnualReturn2020	7.42%
Annual Return 2021	rr_AnnualReturn2021	none
Annual Return 2022	rr_AnnualReturn2022	(14.25%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2016

[1]	Park Avenue Institutional Advisers LLC, the Fund's investment manager (the "Manager"), has contractually agreed through April 30, 2024 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund's Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to 0.81% of the Fund's average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees.